Acquisitions of Subsidiaries - Schedule of Net Cash Inflow on Acquisition of AMTD Assets (Details) $ in Thousands	Apr. 30, 2023 USD ($)
AMTD Assets [Member]
Acquisitions of Subsidiaries - Schedule of Net Cash Inflow on Acquisition of AMTD Assets (Details) [Line Items]
Cash consideration paid
Add: cash and cash equivalent balances acquired	3,860
Net cash inflow on acquisition	3,860
PolicyPal [Member]
Acquisitions of Subsidiaries - Schedule of Net Cash Inflow on Acquisition of AMTD Assets (Details) [Line Items]
Cash consideration paid	(3,000)
Add: cash and cash equivalent balances acquired	5,673
Net cash inflow on acquisition	$ 2,673